Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	SSGA FUNDS
Central Index Key	0000826686
Amendment Flag	false
Document Creation Date	Dec. 20, 2012
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013